Related-party transactions - Disclosure of transactions between related parties (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transactions between related parties [line items]
Other related party transactions	£ 0	£ 0	£ 0	£ 0
Directors of the Company
Disclosure of transactions between related parties [line items]
Aggregate emoluments	142,000	145,000	421,000	474,000
Pension contributions	7,000	6,000	19,000	16,000
Employee benefits expense	149,000	151,000	440,000	490,000
Directors of the Company and key management
Disclosure of transactions between related parties [line items]
Aggregate emoluments	287,000	386,000	857,000	1,036,000
Pension contributions	18,000	14,000	53,000	42,000
Employee benefits expense	£ 305,000	£ 400,000	£ 910,000	£ 1,078,000